UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09917

SENTINEL VARIABLE PRODUCTS TRUST
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT		05604
(Address of principal executive offices)		(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(802) 229-3113

Date of fiscal year end:	12/31/15

Date of reporting period:	03/31/15

ITEM 1.  Schedule of Investments (follows)

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile (Unaudited)

at March 31, 2015

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	56.4%
U.S. Government Obligations	28.2%
Foreign Stocks & ADR’s	2.2%
Cash and Other	13.2%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Visa, Inc.	1.6%
Apple, Inc.	1.6%
Cisco Systems, Inc.	1.5%
Wells Fargo & Co.	1.5%
Microsoft Corp.	1.5%
Canadian National Railway Co.	1.5%
Texas Instruments, Inc.	1.4%
Medtronic PLC	1.4%
The Travelers Cos., Inc.	1.3%
Merck & Co., Inc.	1.2%
Total of Net Assets	14.5%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AT2016	3.00%	04/01/43	4.5%
FNMA AL5718	3.50%	09/01/44	4.3%
FHLMC G05624	4.50%	09/01/39	4.2%
FHLMC Q29056	4.00%	10/01/44	3.9%
FHLMC J22900	2.50%	03/01/28	2.5%
FHLMC Q29260	4.00%	10/01/44	2.4%
FNMA AD9193	5.00%	09/01/40	1.8%
FNMA 725423	5.50%	05/01/34	1.7%
FNMA 725610	5.50%	07/01/34	1.6%
FNMA TBA 15 YR 2.5	2.50%	04/20/30	1.3%
Total of Net Assets			28.2%

Average Effective Duration (for all Fixed Income Holdings) 1.1 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at March 31, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 28.2%
U.S. Government Agency Obligations 28.2%
Federal Home Loan Mortgage Corporation 13.0%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	392 M	$402,817
30-Year:
FHLMC G05624
4.5%, 09/01/39	608 M	670,840
FHLMC Q29260
4%, 10/01/44	358 M	383,908
FHLMC Q29056
4%, 10/01/44	594 M	637,421
		1,692,169
Total Federal Home Loan Mortgage Corporation		2,094,986

Federal National Mortgage Association 15.2%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR 2.5
2.5%, 04/20/30(a)	210 M	215,693
30-Year:
FNMA 725423
5.5%, 05/01/34	249 M	282,719
FNMA 725610
5.5%, 07/01/34	236 M	267,356
FNMA AD9193
5%, 09/01/40	254 M	284,089
FNMA AT2016
3%, 04/01/43	706 M	723,119
FNMA AL5718
3.5%, 09/01/44	652 M	689,501
		2,246,784
Total Federal National Mortgage Association		2,462,477
Total U.S. Government Obligations (Cost $4,478,927)		4,557,463

	Shares
Domestic Common Stocks 56.4%
Consumer Discretionary 5.8%
Bed Bath & Beyond, Inc.*	910	69,865
Comcast Corp.	3,000	168,195
Gap, Inc.	2,000	86,660
Macy’s, Inc.	500	32,455
McDonald’s Corp.	2,000	194,880
Omnicom Group, Inc.	1,000	77,980
Time Warner Cable, Inc.	500	74,940
Time Warner, Inc.	1,000	84,440
TJX Cos., Inc.	2,000	140,100
		929,515
Consumer Staples 4.2%
CVS Health Corp.	1,500	154,815
Kraft Foods Group, Inc.	1,500	130,673
McCormick & Co., Inc.	1,000	77,110
PepsiCo, Inc.	1,000	95,620
Philip Morris Int’l., Inc.	1,000	75,330
Procter & Gamble Co.	1,800	147,492
		681,040

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Energy 4.8%
Chevron Corp.	800	$83,984
EOG Resources, Inc.	2,000	183,380
ExxonMobil Corp.	1,500	127,500
Marathon Oil Corp.	2,500	65,275
Noble Energy, Inc.	3,000	146,700
Schlumberger Ltd.	2,000	166,880
		773,719
Financials 9.7%
ACE Ltd.	1,000	111,490
American Express Co.	2,000	156,240
CME Group, Inc.	1,000	94,710
Discover Financial Services	2,000	112,700
JPMorgan Chase & Co.	2,500	151,450
McGraw-Hill Financial, Inc.	1,700	175,780
MetLife, Inc.	2,000	101,100
Morgan Stanley	3,000	107,070
PNC Financial Services Group, Inc.	1,000	93,240
The Travelers Cos., Inc.	2,000	216,260
Wells Fargo & Co.	4,500	244,800
		1,564,840
Health Care 9.6%
Amgen, Inc.	1,000	159,850
Becton Dickinson & Co.	1,000	143,590
Bristol-Myers Squibb Co.	2,500	161,250
Eli Lilly & Co.	2,000	145,300
Gilead Sciences, Inc.*	800	78,504
Johnson & Johnson	1,000	100,600
Medtronic PLC	2,912	227,107
Merck & Co., Inc.	3,500	201,180
Stryker Corp.	500	46,125
UnitedHealth Group, Inc.	1,000	118,290
Zimmer Holdings, Inc.	700	82,264
Zoetis, Inc.	2,000	92,580
		1,556,640
Industrials 5.6%
Boeing Co.	800	120,064
Canadian National Railway Co.	3,600	240,732
Deere & Co.	1,000	87,690
General Dynamics Corp.	500	67,865
Honeywell Int’l., Inc.	1,000	104,310
Tyco Int’l. Plc	2,000	86,120
United Technologies Corp.	1,000	117,200
Verisk Analytics, Inc.*	1,000	71,400
		895,381
Information Technology 13.9%
Accenture PLC	1,500	140,535
Altera Corp.	2,500	107,275
ANSYS, Inc.*	1,000	88,190
Apple, Inc.	2,100	261,303
Check Point Software Technologies Ltd.*	2,000	163,940
Cisco Systems, Inc.	9,000	247,725
Cognizant Technology Solutions Corp.*	1,100	68,629
EMC Corp.	5,000	127,800
KLA-Tencor Corp.	845	49,255
Microsoft Corp.	6,000	243,930
Seagate Technology PLC	1,800	93,654
Synopsys, Inc.*	2,500	115,800
Texas Instruments, Inc.	4,000	228,740
Visa, Inc.	4,000	261,640
Western Union Co.	2,500	52,025
		2,250,441
Materials 1.4%
EI Du Pont de Nemours & Co.	1,500	107,205
Praxair, Inc.	1,000	120,740
		227,945
Telecommunication Services 1.4%
Rogers Communications, Inc.	2,500	83,700
Verizon Communications, Inc.	3,000	145,890
		229,590
Total Domestic Common Stocks (Cost $4,678,799)		9,109,111

Foreign Stocks & ADR’s 2.2%
Mexico 0.5%
America Movil SAB de CV ADR	4,000	81,840

Netherlands 1.0%
Unilever NV ADR	4,000	167,040

Switzerland 0.7%
ABB Ltd. ADR	2,000	42,340
Roche Holding AG ADR	2,000	68,720
		111,060
Total Foreign Stocks & ADR’s (Cost $366,808)		359,940

Institutional Money Market Funds 18.3%
State Street Institutional US Government Money Market Fund (Cost $2,957,583)	2,957,583	2,957,583
Total Investments 105.1% (Cost $12,482,117)†		16,984,097
Excess of Liabilities Over Other Assets (5.1)%		(824,639)
Net Assets 100.0%		$16,159,458

*	Non-income producing.

†

Cost for federal income tax purposes is $12,482,117. At March 31, 2015 unrealized appreciation for federal income tax purposes aggregated $4,501,980 of which $4,532,209 related to appreciated securities and $30,229 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at March 31, 2015

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	17.4%
1 yr. to 2.99 yrs.	11.7%
3 yrs. to 3.99 yrs.	6.8%
4 yrs. to 5.99 yrs.	18.2%
6 yrs. to 7.99 yrs.	27.8%
8 yrs. and over	18.1%

Average Effective Duration (for all Fixed Income Holdings) 5.0 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AR9195	3.00%	03/01/43	4.9%
FHR 3859 JB	5.00%	05/15/41	4.0%
FNMA TBA 15 YR 2.5	2.50%	04/20/30	3.2%
FHLMC Q02664	4.50%	08/01/41	2.9%
Ericsson LM	4.125%	05/15/22	2.6%
Penske Truck Leasing Co. LP	2.50%	03/15/16	2.5%
FHLMC Q29260	4.00%	10/01/44	2.4%
GNMA II 005175	4.50%	09/20/41	2.3%
FHLMC Q29056	4.00%	10/01/44	2.2%
Retail Opportunity Investments Partnership LP	4.00%	12/15/24	2.0%
Total of Net Assets			29.0%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at March 31, 2015 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 31.2%
U.S. Government Agency Obligations 31.2%
Federal Home Loan Mortgage Corporation 13.3%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	$2,750,502

Mortgage-Backed Securities:
30-Year:
FHLMC G05624
4.5%, 09/01/39	1,140 M	1,257,826
FHLMC Q02664
4.5%, 08/01/41	1,806 M	1,974,168
FHLMC Q29260
4%, 10/01/44	1,529 M	1,642,273
FHLMC Q29056
4%, 10/01/44	1,385 M	1,487,315
		6,361,582
Total Federal Home Loan Mortgage Corporation		9,112,084

Federal National Mortgage Association 15.5%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR 2.5
2.5%, 04/20/30(a)	2,100 M	2,156,929

30-Year:
FNMA 725423
5.5%, 05/01/34	939 M	1,063,917
FNMA 725610
5.5%, 07/01/34	874 M	990,209
FNMA AD9193
5%, 09/01/40	846 M	946,962
FNMA AR9195
3%, 03/01/43	3,253 M	3,335,174
FNMA AT2016
3%, 04/01/43	900 M	921,976
FNMA AL5718
3.5%, 09/01/44	808 M	854,159
FNMA AX0841
4%, 09/01/44	276 M	295,192
		8,407,589
Total Federal National Mortgage Association		10,564,518

Government National Mortgage Corporation 2.4%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	46 M	46,743

30-Year:
GNMA II 005175
4.5%, 09/20/41	1,471 M	1,603,841
Total Government National Mortgage Corporation		1,650,584
Total U.S. Government Obligations (Cost $21,055,866)		21,327,186

Domestic Corporate Bonds 61.0%
Basic Industry 8.3%
Agrium, Inc.
3.375%, 03/15/25	600 M	601,280
Alfa SAB de CV
5.25%, 03/25/24(b)	930 M	992,310
Allegheny Technologies, Inc.
6.375%, 08/15/23	44 M	47,355
Barrick Gold Corp.
4.1%, 05/01/23	270 M	266,811
Glencore Funding LLC
4.125%, 05/30/23(b)	540 M	550,880
Methanex Corp.
5.25%, 03/01/22	1,230 M	1,334,691
Packaging Corp of America
4.5%, 11/01/23	400 M	431,530
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,335 M	1,350,838
Steel Dynamics, Inc.
5.5%, 10/01/24(b)	90 M	91,463
		5,667,158

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Capital Goods 0.2%
TransDigm, Inc.
6.5%, 07/15/24	165 M	$166,650

Communications 9.3%
21st Century Fox America, Inc.
3.7%, 09/15/24	800 M	847,728
Bankrate, Inc.
6.125%, 08/15/18(b)	275 M	272,937
CCOH Safari LLC
5.5%, 12/01/22	150 M	153,750
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	125 M	132,344
Digicel Ltd.
6%, 04/15/21(b)	225 M	214,313
DIRECTV Holdings LLC
3.8%, 03/15/22	1,305 M	1,354,675
Level 3 Financing, Inc.
5.375%, 08/15/22	240 M	248,175
Rogers Communications, Inc.
4.1%, 10/01/23	830 M	886,570
Sky PLC
3.75%, 09/16/24(b)	800 M	828,718
Sprint Communications, Inc.
7%, 08/15/20	75 M	76,547
Verizon Communications, Inc.
6.55%, 09/15/43	1,000 M	1,304,072
		6,319,829
Consumer Cyclical 6.0%
Allison Transmission, Inc.
7.125%, 05/15/19(b)	100 M	104,450
Bed Bath & Beyond, Inc.
3.749%, 08/01/24	875 M	910,506
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	287 M	301,350
Chrysler Group LLC
8.25%, 06/15/21	271 M	301,924
Ford Motor Credit Co LLC
3.664%, 09/08/24	1,115 M	1,152,716
Levi Strauss & Co
7.625%, 05/15/20	95 M	99,275
Toll Brothers Finance Corp.
5.875%, 02/15/22	210 M	231,525
Walgreens Boots Alliance, Inc.
3.8%, 11/18/24	945 M	979,007
		4,080,753
Consumer Non-Cyclical 4.9%
Actavis Funding SCS
3%, 03/12/20	250 M	256,059
3.8%, 03/15/25	350 M	361,942
Capella Healthcare, Inc.
9.25%, 07/01/17	205 M	212,687
CHS/Community Health Systems, Inc.
6.875%, 02/01/22	230 M	246,962
Diamond Foods, Inc.
7%, 03/15/19(b)	115 M	118,738
Kindred Healthcare, Inc.
8.75%, 01/15/23(b)	25 M	27,500
Laboratory Corp of America Holdings
3.6%, 02/01/25	695 M	699,240
Pernod Ricard SA
4.45%, 01/15/22(b)	1,010 M	1,096,290
US Foods, Inc.
8.5%, 06/30/19	177 M	186,293
Wells Enterprises, Inc.
6.75%, 02/01/20(b)	105 M	107,100
		3,312,811
Energy 9.1%
Chesapeake Midstream Partners LP
6.125%, 07/15/22	221 M	234,248
EQT Midstream Partners LP
4%, 08/01/24	800 M	795,703
Nabors Industries, Inc.
5.1%, 09/15/23	710 M	681,088
Oceaneering Int’l. Inc
4.65%, 11/15/24	750 M	759,706
Penn Virginia Resource Partners LP
8.375%, 06/01/20	104 M	113,880
Rowan Cos, Inc.
4.875%, 06/01/22	1,390 M	1,337,967
Southwestern Energy Co.
4.95%, 01/23/25	500 M	509,524
Spectra Energy Capital LLC
3.3%, 03/15/23	1,270 M	1,197,228
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5%, 01/15/18(b)	100 M	103,250
TC PipeLines LP
4.65%, 06/15/21	295 M	310,941
Weatherford Int’l. Ltd
5.125%, 09/15/20	205 M	199,854
		6,243,389
Financials 4.2%
Brookfield Asset Management, Inc.
4%, 01/15/25	990 M	995,901
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.5%, 04/15/21(b)	75 M	72,656
Peachtree Corners Funding Trust
3.976%, 02/15/25(b)	425 M	432,009
Prospect Capital Corp.
5%, 07/15/19	500 M	522,130
Wells Fargo & Co
4.1%, 06/03/26	810 M	855,756
		2,878,452
Insurance 4.3%
American Int’l. Group, Inc.
5.6%, 10/18/16	885 M	943,782
Kemper Corp.
4.35%, 02/15/25	800 M	820,286
TIAA Asset Management Finance Co LLC
4.125%, 11/01/24(b)	910 M	962,405
XL Group PLC
6.5%, 10/29/49(c)	240 M	213,000
		2,939,473
Real Estate 7.0%
ARC Properties Operating Partnership LP
2%, 02/06/17	60 M	58,320
4.6%, 02/06/24	275 M	268,812
CBL & Associates LP
5.25%, 12/01/23	925 M	991,861
Hospitality Properties Trust
4.5%, 03/15/25	1,020 M	1,045,688
Retail Opportunity Investments Partnership LP
4%, 12/15/24	1,350 M	1,383,710
Retail Properties of America, Inc.
4%, 03/15/25	575 M	581,730
WP Carey, Inc.
4.6%, 04/01/24	410 M	424,812
		4,754,933
Technology 5.2%
Amphenol Corp.
2.55%, 01/30/19	925 M	942,814
Ericsson LM
4.125%, 05/15/22	1,685 M	1,810,610
Fidelity National Information Services, Inc.
3.875%, 06/05/24	800 M	824,394
		3,577,818
Transportation 2.5%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	1,690 M	1,714,872
Total Domestic Corporate Bonds (Cost $40,452,573)		41,656,138

Bank Loans 0.5%
Basic Industry 0.1%
Performance Food Group, Inc.
1%, 11/14/19(d)	75 M	75,250

Consumer Cyclical 0.1%
Petsmart, Inc.
1%, 03/11/22	110 M	110,952

Consumer Non-Cyclical 0.2%
CHS/Community Health Systems, Inc.
1%, 01/27/21	115 M	115,699

Technology 0.1%
Deltek, Inc.
1%, 10/10/18	45 M	45,204
Total Bank Loans (Cost $345,728)		347,105

	Shares
Institutional Money Market Funds 11.6%
State Street Institutional US Government Money Market Fund (Cost $7,904,115)	7,904,115	7,904,115
Total Investments 104.3% (Cost $69,758,282)†		71,234,544
Excess of Liabilities Over Other Assets (4.3)%		(2,961,522)
Net Assets 100.0%		$68,273,022

The accompanying notes are an integral part of the financial statements.

†

Cost for federal income tax purposes is $69,758,282. At March 31, 2015 unrealized appreciation for federal income tax purposes aggregated $1,476,262 of which $1,751,666 related to appreciated securities and $275,404 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2015, the market value of rule 144A securities amounted to $8,123,585 or 11.90% of net assets.

(c)

XL Group PLC is currently fixed at 6.5%.  On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October.  The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)	Performance Food Group, Inc. has a variable interest rate that floats quarterly on the 14th of February, May, August , and November. The interest rate is based on the 3-month Libor rate plus 5.25%.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at March 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.8%
Financials	15.9%
Health Care	15.7%
Industrials	11.1%
Consumer Staples	10.3%
Consumer Discretionary	9.8%
Energy	8.4%
Telecommunication Services	2.8%
Materials	1.5%

Top 10 Holdings**

Description	Percent of Net Assets
Texas Instruments, Inc.	2.4%
Apple, Inc.	2.3%
Wells Fargo & Co.	2.3%
Microsoft Corp.	2.1%
Visa, Inc.	2.1%
Boeing Co.	2.0%
Merck & Co., Inc.	1.8%
Cisco Systems, Inc.	1.7%
Check Point Software Technologies Ltd.	1.7%
Procter & Gamble Co.	1.7%
Total of Net Assets	20.1%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Investment in Securities

at March 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 93.8%
Consumer Discretionary 9.8%
Bed Bath & Beyond, Inc.*	18,320	$1,406,518
Comcast Corp.	40,000	2,242,600
Gap, Inc.	40,000	1,733,200
Lear Corp.	14,500	1,606,890
Macy’s, Inc.	11,900	772,429
McDonald’s Corp.	22,000	2,143,680
Nordstrom, Inc.	10,000	803,200
Omnicom Group, Inc.	22,500	1,754,550
Time Warner Cable, Inc.	7,500	1,124,100
Time Warner, Inc.	25,000	2,111,000
TJX Cos., Inc.	40,000	2,802,000
		18,500,167
Consumer Staples 8.6%
CVS Health Corp.	30,000	3,096,300
Kraft Foods Group, Inc.	30,000	2,613,450
McCormick & Co., Inc.	25,000	1,927,750
PepsiCo, Inc.	32,500	3,107,650
Philip Morris Int’l., Inc.	30,000	2,259,900
Procter & Gamble Co.	40,000	3,277,600
		16,282,650
Energy 8.4%
Chevron Corp.	25,000	2,624,500
EOG Resources, Inc.	24,000	2,200,560
ExxonMobil Corp.	35,000	2,975,000
Marathon Oil Corp.	40,000	1,044,400
Marathon Petroleum Corp.	20,000	2,047,800
Noble Energy, Inc.	50,000	2,445,000
Schlumberger Ltd.	30,000	2,503,200
		15,840,460
Financials 15.9%
ACE Ltd.	15,000	1,672,350
American Express Co.	30,000	2,343,600
CME Group, Inc.	30,000	2,841,300
Discover Financial Services	55,000	3,099,250
JPMorgan Chase & Co.	45,000	2,726,100
McGraw-Hill Financial, Inc.	30,000	3,102,000
MetLife, Inc.	40,000	2,022,000
Morgan Stanley	79,000	2,819,510
PNC Financial Services Group, Inc.	20,000	1,864,800
The Travelers Cos., Inc.	30,000	3,243,900
Wells Fargo & Co.	80,000	4,352,000
		30,086,810
Health Care 14.9%
Amgen, Inc.	20,000	3,197,000
Becton Dickinson & Co.	15,000	2,153,850
Bristol-Myers Squibb Co.	50,000	3,225,000
Eli Lilly & Co.	25,000	1,816,250
Gilead Sciences, Inc.*	20,000	1,962,600
Johnson & Johnson	25,000	2,515,000
Medtronic PLC	40,000	3,119,600
Merck & Co., Inc.	60,000	3,448,800
Stryker Corp.	12,000	1,107,000
UnitedHealth Group, Inc.	15,000	1,774,350
Zimmer Holdings, Inc.	15,000	1,762,800
Zoetis, Inc.	47,500	2,198,775
		28,281,025
Industrials 10.6%
Boeing Co.	25,000	3,752,000
Canadian National Railway Co.	46,200	3,089,394
Deere & Co.	12,000	1,052,280
General Dynamics Corp.	15,000	2,035,950
Honeywell Int’l., Inc.	30,000	3,129,300
Tyco Int’l. Plc	45,000	1,937,700
United Technologies Corp.	25,000	2,930,000
Verisk Analytics, Inc.*	30,000	2,142,000
		20,068,624
Information Technology 21.8%
Accenture PLC	28,000	2,623,320
Altera Corp.	50,000	2,145,500
ANSYS, Inc.*	25,000	2,204,750
Apple, Inc.	35,000	4,355,050
Check Point Software Technologies Ltd.*	40,000	3,278,800
Cisco Systems, Inc.	120,000	3,303,000

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Cognizant Technology Solutions Corp.*	25,700	$1,603,423
EMC Corp.	100,000	2,556,000
Google, Inc. Cl C*	1,750	959,000
KLA-Tencor Corp.	13,865	808,191
Microsoft Corp.	99,970	4,064,280
Seagate Technology PLC	40,000	2,081,200
Synopsys, Inc.*	35,000	1,621,200
Texas Instruments, Inc.	80,000	4,574,800
Visa, Inc.	60,000	3,924,600
Western Union Co.	60,000	1,248,600
		41,351,714
Materials 1.5%
EI Du Pont de Nemours & Co.	15,000	1,072,050
Praxair, Inc.	15,000	1,811,100
		2,883,150
Telecommunication Services 2.3%
Rogers Communications, Inc.	35,000	1,171,800
Verizon Communications, Inc.	65,000	3,160,950
		4,332,750
Total Domestic Common Stocks (Cost $93,365,697)		177,627,350

Foreign Stocks & ADR’s 3.5%
Mexico 0.5%
America Movil SAB de CV ADR	50,000	1,023,000

Netherlands 1.7%
Unilever NV ADR	75,000	3,132,000

Switzerland 1.3%
ABB Ltd. ADR	45,000	952,650
Roche Holding AG ADR	45,000	1,546,200
		2,498,850
Total Foreign Stocks & ADR’s (Cost $6,895,640)		6,653,850

Institutional Money Market Funds 2.8%
State Street Institutional US Government Money Market Fund (Cost $5,296,707)	5,296,707	5,296,707
Total Investments 100.1% (Cost $105,558,044)†		189,577,907
Excess of Liabilities Over Other Assets (0.1)%		(253,185)
Net Assets 100.0%		$189,324,722

*	Non-income producing.

†

Cost for federal income tax purposes is $105,558,044. At March 31, 2015 unrealized appreciation for federal income tax purposes aggregated $84,019,863 of which $84,780,469 related to appreciated securities and $760,606 related to depreciated securities.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund

(Unaudited)

Fund Profile (Unaudited)

at March 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.4%
Financials	18.3%
Industrials	17.8%
Consumer Discretionary	17.1%
Health Care	13.5%
Energy	4.8%
Consumer Staples	3.6%
Utilities	2.8%
Materials	1.4%

Top 10 Holdings**

Description	Percent of Net Assets
MEDNAX, Inc.	3.4%
Nuance Communications, Inc.	3.1%
Quanta Services, Inc.	3.0%
ITC Holdings Corp.	2.8%
Waste Connections, Inc.	2.6%
ON Semiconductor Corp.	2.5%
Genesee & Wyoming, Inc.	2.4%
DENTSPLY Int’l., Inc.	2.3%
Stericycle, Inc.	2.2%
Jarden Corp.	2.2%
Total of Net Assets	26.5%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at March 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 91.6%
Consumer Discretionary 17.1%
Ascena Retail Group, Inc.*	19,630	$284,831
Bloomin’ Brands, Inc.	15,910	387,090
BorgWarner, Inc.	5,280	319,334
Jarden Corp.*	7,395	391,196
John Wiley & Sons, Inc.	4,830	295,306
Life Time Fitness, Inc.*	5,310	376,798
LKQ Corp.*	12,970	331,513
MDC Partners, Inc.	7,300	206,955
PVH Corp.	1,500	159,840
TRI Pointe Homes, Inc.*	17,700	273,111
		3,025,974
Consumer Staples 3.6%
Church & Dwight Co., Inc.	3,990	340,826
Flowers Foods, Inc.	12,850	292,209
		633,035
Energy 4.8%
Core Laboratories NV	1,600	167,184
FMC Technologies, Inc.*	4,300	159,143
Noble Energy, Inc.	5,700	278,730
Range Resources Corp.	4,760	247,710
		852,767
Financials 13.6%
Affiliated Managers Group, Inc.*	1,450	311,431
City National Corp.	1,980	176,378
East West Bancorp, Inc.	8,900	360,094
HCC Insurance Holdings, Inc.	5,550	314,519
Invesco Ltd.	8,650	343,319
Raymond James Financial, Inc.	4,840	274,815
Signature Bank*	1,280	165,862
SVB Financial Group*	2,060	261,702
WR Berkley Corp.	3,770	190,423
		2,398,543
Health Care 13.5%
Bio-Rad Laboratories, Inc.*	1,073	145,048
Bio-Techne Corp.	1,900	190,551
DENTSPLY Int’l., Inc.	8,140	414,245
Henry Schein, Inc.*	2,580	360,220
MEDNAX, Inc.*	8,250	598,207
STERIS Corp.	2,200	154,594
Varian Medical Systems, Inc.*	2,900	272,861
Zimmer Holdings, Inc.	2,200	258,544
		2,394,270
Industrials 17.8%
Ametek, Inc.	6,220	326,799
Flowserve Corp.	5,000	282,450
Genesee & Wyoming, Inc.*	4,430	427,229
Jacobs Engineering Group, Inc.*	8,040	363,087
Masco Corp.	13,270	354,309
Quanta Services, Inc.*	18,510	528,090
Stericycle, Inc.*	2,830	397,417
Waste Connections, Inc.	9,650	464,551
		3,143,932
Information Technology 17.0%
Altera Corp.	5,360	229,998
Dolby Laboratories, Inc.	7,980	304,517
Informatica Corp.*	8,920	391,187
Microchip Technology, Inc.	7,930	387,777
Nuance Communications, Inc.*	38,040	545,874
ON Semiconductor Corp.*	36,680	444,195
Open Text Corp.	4,460	235,889
Plantronics, Inc.	4,250	225,037
Skyworks Solutions, Inc.	2,370	232,947
		2,997,421
Materials 1.4%
Steel Dynamics, Inc.	12,110	243,411

Utilities 2.8%
ITC Holdings Corp.	13,100	490,333
Total Domestic Common Stocks (Cost $12,524,467)		16,179,686

Foreign Stocks & ADR’s 1.4%
Israel 1.4%
NICE Systems Ltd. ADR (Cost $120,343)	4,090	249,204

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Real Estate Investment Trusts 4.7%
Financials 4.7%
Digital Realty Trust, Inc.(a)	4,030	$265,818
Gaming and Leisure Properties, Inc.	6,140	226,382
Home Properties, Inc.(a)	4,810	333,285
Total Real Estate Investment Trusts (Cost $721,952)		825,485

Institutional Money Market Funds 1.2%
State Street Institutional US Government Money Market Fund (Cost $218,564)	218,564	218,564
Total Investments 98.9% (Cost $13,585,326)†		17,472,939
Other Assets in Excess of Liabilities 1.1%		192,222
Net Assets 100.0%		$17,665,161

*	Non-income producing.

†

Cost for federal income tax purposes is $13,585,326. At March 31, 2015 unrealized appreciation for federal income tax purposes aggregated $3,887,613 of which $4,174,903 related to appreciated securities and $287,290 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile (Unaudited)

at March 31, 2015

Top Sectors*

Sector	Percent of Net Assets
Information Technology	23.7%
Industrials	19.7%
Consumer Discretionary	17.6%
Health Care	17.4%
Financials	15.0%
Energy	3.7%
Materials	1.2%
Consumer Staples	0.6%

Top 10 Holdings**

Description	Percent of Net Assets
MDC Partners, Inc.	2.4%
Bloomin’ Brands, Inc.	2.1%
QLogic Corp.	2.1%
ICON PLC	2.0%
Globus Medical, Inc.	1.9%
Healthcare Services Group, Inc.	1.8%
Magellan Health Services, Inc.	1.8%
Toro Co.	1.7%
Life Time Fitness, Inc.	1.7%
ON Semiconductor Corp.	1.7%
Total of Net Assets	19.2%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Investment in Securities

at March 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 93.4%
Consumer Discretionary 17.6%
American Eagle Outfitters, Inc.	41,200	$703,696
Bloomin’ Brands, Inc.	51,510	1,253,238
KB Home	28,400	443,608
Life Time Fitness, Inc.*	14,390	1,021,114
MDC Partners, Inc.	51,334	1,455,319
Men’s Wearhouse, Inc.	14,100	736,020
Oxford Industries, Inc.	12,500	943,125
Penn National Gaming, Inc.*	47,480	743,537
Select Comfort Corp.*	23,270	802,117
Texas Roadhouse, Inc.	21,550	785,066
TRI Pointe Homes, Inc.*	60,500	933,515
Vitamin Shoppe, Inc.*	16,530	680,871
		10,501,226
Consumer Staples 0.6%
Casey’s General Stores, Inc.	4,090	368,509

Energy 3.7%
Carrizo Oil & Gas, Inc.*	13,500	670,275
Dril-Quip, Inc.*	5,156	352,619
Gulfport Energy Corp.*	9,200	422,372
PDC Energy, Inc.*	14,700	794,388
		2,239,654
Financials 10.9%
East West Bancorp, Inc.	18,050	730,303
Endurance Specialty Holdings Ltd.	14,400	880,416
Evercore Partners, Inc.	18,770	969,658
HCC Insurance Holdings, Inc.	15,200	861,384
MarketAxess Holdings, Inc.	8,780	727,862
PRA Group, Inc.*	12,650	687,148
PrivateBancorp, Inc.	8,400	295,428
Stifel Financial Corp.*	13,500	752,625
Webster Financial Corp.	8,300	307,515
Western Alliance Bancorp*	10,100	299,364
		6,511,703
Health Care 17.4%
AngioDynamics, Inc.*	28,094	499,792
Bio-Rad Laboratories, Inc.*	3,586	484,755
Bio-Techne Corp.	6,700	671,943
Cynosure, Inc.*	13,300	407,911
Globus Medical, Inc.*	43,800	1,105,512
Haemonetics Corp.*	21,680	973,866
ICON PLC*	16,420	1,158,103
IPC The Hospitalist Co., Inc.*	19,600	914,144
Magellan Health Services, Inc.*	14,930	1,057,343
MedAssets, Inc.*	37,800	711,396
NuVasive, Inc.*	11,140	512,329
Omnicell, Inc.*	14,000	491,400
Sirona Dental Systems, Inc.*	9,460	851,305
STERIS Corp.	7,800	548,106
		10,387,905
Industrials 19.7%
Clarcor, Inc.	13,874	916,517
Clean Harbors, Inc.*	11,900	675,682
Esterline Technologies Corp.*	7,960	910,783
Genesee & Wyoming, Inc.*	7,970	768,627
Healthcare Services Group, Inc.	33,600	1,079,568
Hub Group Inc.*	16,870	662,822
Interface, Inc.	38,800	806,264
Knight Transportation, Inc.	21,050	678,863
MasTec, Inc.*	18,100	349,330
MYR Group, Inc.*	19,260	603,608
Regal Beloit Corp.	6,650	531,468
Ritchie Bros Auctioneers, Inc.	28,610	713,533
Team, Inc.*	15,800	615,884
Toro Co.	14,600	1,023,752
Waste Connections, Inc.	14,800	712,472
Woodward Governor Co.	13,800	703,938
		11,753,111
Information Technology 22.3%
Acxiom Corp.*	37,400	691,526
Aspen Technology, Inc.*	16,100	619,689

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Bottomline Technologies de, Inc.*	20,200	$552,874
CommVault Systems, Inc.*	14,100	616,170
FEI Co.	3,900	297,726
Finisar Corp.*	31,900	680,746
j2 Global, Inc.	12,200	801,296
Lattice Semiconductor Corp.*	101,060	640,720
Microsemi Corp.*	24,300	860,220
Nuance Communications, Inc.*	55,000	789,250
ON Semiconductor Corp.*	81,700	989,387
Open Text Corp.	9,840	520,438
Plantronics, Inc.	11,490	608,396
Power Integrations, Inc.	12,400	645,792
QLogic Corp.*	83,620	1,232,559
Qorvo, Inc.*	4,422	352,433
Rovi Corp.*	28,700	522,627
Rudolph Technologies, Inc.*	47,600	524,552
Tower Semiconductor Ltd.*	35,500	602,790
Xcerra Corp.*	83,500	742,315
		13,291,506
Materials 1.2%
Berry Plastics Group, Inc.*	19,900	720,181
Total Domestic Common Stocks (Cost $42,716,760)		55,773,795

Foreign Stocks & ADR’s 1.4%
Israel 1.4%
NICE Systems Ltd. ADR (Cost $359,864)	13,930	848,755

Real Estate Investment Trusts 4.1%
Financials 4.1%
BioMed Realty Trust, Inc.(a)	39,020	884,193
Corporate Office Properties Trust(a)	31,300	919,594
Home Properties, Inc.(a)	9,490	657,562
Total Real Estate Investment Trusts (Cost $1,902,333)		2,461,349

Institutional Money Market Funds 1.3%
State Street Institutional US Government Money Market Fund (Cost $772,270)	772,270	772,270
Total Investments 100.2% (Cost $45,751,227)†		59,856,169
Excess of Liabilities Over Other Assets (0.2)%		(122,718)
Net Assets 100.0%		$59,733,451

*	Non-income producing.

†

Cost for federal income tax purposes is $45,751,227. At March 31, 2015 unrealized appreciation for federal income tax purposes aggregated $14,104,942 of which $14,504,828 related to appreciated securities and $399,886 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the implications of ASU 2013-08 and included disclosures, where applicable.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•      Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•      Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•      Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of March 31, 2015 were as follows:

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Domestic Common Stocks	$9,109,111	$—	$—	$9,109,111
Foreign Stocks & ADRs:
Mexico	81,840	—	—	81,840
Netherlands	167,040	—	—	167,040
Switzerland	42,340	68,720	—	111,060
Institutional Money Market Funds	—	2,957,583	—	2,957,583
Mortgage-Backed Securities	—	4,557,463	—	4,557,463
Totals	$9,400,331	$7,583,766	$—	$16,984,097

Bond:
Bank Loans	$—	$347,105	$—	$347,105
Collateralized Mortgage Obligations	—	2,750,502	—	2,750,502
Domestic Corporate Bonds	—	41,656,138	—	41,656,138
Institutional Money Market Funds	—	7,904,115	—	7,904,115

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities	—	18,576,684	—	18,576,684
Totals	$—	$71,234,544	$—	$71,234,544

Common Stock:
Domestic Common Stocks	$177,627,350	$—	$—	$177,627,350
Foreign Stocks & ADRs:
Mexico	1,023,000	—	—	1,023,000
Netherlands	3,132,000	—	—	3,132,000
Switzerland	952,650	1,546,200	—	2,498,850
Institutional Money Market Funds	—	5,296,707	—	5,296,707
Totals	$182,735,000	$6,842,907	$—	$189,577,907

Mid Cap:
Domestic Common Stocks	$16,179,686	$—	$—	$16,179,686
Foreign Stocks & ADRs	249,204	—	—	249,204
Institutional Money Market Funds	—	218,564	—	218,564
Real Estate Investment Trusts	825,485	—	—	825,485
Totals	$17,254,375	$218,564	$—	$17,472,939

Small Company:
Domestic Common Stocks	$55,773,795	$—	$—	$55,773,795
Foreign Stocks & ADRs	848,755	—	—	848,755
Institutional Money Market Funds	—	772,270	—	772,270
Real Estate Investment Trusts	2,461,349	—	—	2,461,349
Totals	$59,083,899	$772,270	$—	$59,856,169

Investments in Securities - Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal three months ended March 31, 2015.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal three months ended March 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By	/s/ Thomas P. Malone
Thomas P. Malone
Vice President & Treasurer
Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Thomas H. Brownell
Thomas H. Brownell
President
Date: May 28, 2015

By	/s/ Thomas P. Malone
Thomas P. Malone
Vice President & Treasurer
Date: May 28, 2015